Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing Policies and Practices Regarding Equity Awards
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on the grant dates for equity awards or for the purpose of affecting the value of executive compensation. Furthermore, we do not take material nonpublic information into account when determining the timing and terms of such equity awards. In 2025, we did not grant new stock option awards or new stock appreciation rights awards to our Named Executive Officers during the time period outlined in Item 402(x) of Regulation S-K. The Compensation Committee typically grants stock option awards annually during its December meeting and typically grants PSUs annually during its February meeting when the audit for the prior fiscal year is typically substantially complete.

Award Timing Method	The Compensation Committee typically grants stock option awards annually during its December meeting and typically grants PSUs annually during its February meeting when the audit for the prior fiscal year is typically substantially complete.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on the grant dates for equity awards or for the purpose of affecting the value of executive compensation. Furthermore, we do not take material nonpublic information into account when determining the timing and terms of such equity awards.
MNPI Disclosure Timed for Compensation Value	false